Summary of Significant Accounting Policies - Acquisitions (Details) - Ascendant Engineering Solutions $ in Millions	Jul. 28, 2021 USD ($)
Business Acquisition [Line Items]
Business combination, purchase price	$ 11
Business combination, contingent consideration	$ 5